SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative liability measured at fair value on a recurring basis (Details) (USD $)	9 Months Ended	12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance at January 1, 2012	$ 6,295,400	$ 6,295,400
Change in fair value of derivative liability	(1,454,889)	1,454,889	(6,902,806)	(5,447,917)	5,447,917
Reclassification of derivative liability to equity	(7,750,289)	(7,750,289)		(7,750,289)	(7,750,289)
Balance at December 31, 2012			$ 6,295,400